Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment, Net (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 146,746
Provision for impairment losses	324	¥ 71	¥ 90
Ending balance	158,926	146,746
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	228,696	216,423
Acquisitions through business combinations (Note 24(iv))	1,556	7
Additions	11,160	8,427
Transfer from construction in progress	13,682	8,236
Transfer to lease prepayments	(161)	(21)
Transfer to assets held for sale (Note 36)	(20)
Disposals		(4,132)
Deemed disposal of a subsidiary	(7,632)	(244)
Ending balance	247,281	228,696	216,423
Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	81,950	73,553
Depreciation charge for the year	12,963	12,418
Transfer to lease prepayments	(41)	(5)
Transfer to assets held for sale (Note 36)	(12)
Disposals	(6,358)	(3,995)
Deemed disposal of a subsidiary		(91)
Provision for impairment losses	324	71
Impairment losses written off on disposal	(471)	(1)
Ending balance	88,355	81,950	73,553
Investment properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	440
Ending balance	524	440
Investment properties [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	669	730
Transfer to lease prepayments	(18)	(21)
Transfer to buildings upon cease of lease intention	(75)	(64)
Transfer to investment properties upon lease out	225	148
Deemed disposal of a subsidiary	(7)	(124)
Ending balance	794	669	730
Investment properties [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	229	223
Depreciation charge for the year	29	20
Transfer to lease prepayments	(5)	(5)
Transfer to buildings upon cease of lease intention	(26)	(21)
Transfer to investment properties upon lease out	48	39
Disposals	(5)
Deemed disposal of a subsidiary		(27)
Ending balance	270	229	223
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,422
Ending balance	8,646	7,422
Buildings [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,068	10,074
Acquisitions through business combinations (Note 24(iv))	326	5
Additions	28	39
Transfer from construction in progress	1,506	1,145
Transfer to lease prepayments	(143)
Transfer to buildings upon cease of lease intention	75	64
Transfer to investment properties upon lease out	(225)	(148)
Transfer to assets held for sale (Note 36)	(20)
Disposals		(32)
Deemed disposal of a subsidiary	(4)	(79)
Ending balance	12,611	11,068	10,074
Buildings [Member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,646	3,349
Depreciation charge for the year	390	358
Transfer to lease prepayments	(36)
Transfer to buildings upon cease of lease intention	26	21
Transfer to investment properties upon lease out	(48)	(39)
Transfer to assets held for sale (Note 36)	(12)
Disposals	(1)	(18)
Deemed disposal of a subsidiary		(25)
Ending balance	3,965	3,646	3,349
Owned aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	51,365
Ending balance	54,979	51,365
Owned aircraft [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	97,317	93,708
Additions	1,336	1,675
Transfer from construction in progress	1,098
Reclassification on exercise of purchase option	12,669	4,470
Disposals		(2,536)
Deemed disposal of a subsidiary	(6,446)
Ending balance	105,974	97,317	93,708
Owned aircraft [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	45,952	40,782
Depreciation charge for the year	5,783	5,476
Reclassification on exercise of purchase option	4,757	2,141
Disposals	(5,351)	(2,468)
Provision for impairment losses	324	21
Impairment losses written off on disposal	(470)
Ending balance	50,995	45,952	40,782
Aircraft acquired under finance leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	76,875
Ending balance	82,356	76,875
Aircraft acquired under finance leases [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	93,872	86,832
Additions	7,592	5,112
Transfer from construction in progress	10,684	6,745
Reclassification on exercise of purchase option	(12,669)	(4,470)
Disposals		(347)
Deemed disposal of a subsidiary	(112)
Ending balance	99,367	93,872	86,832
Aircraft acquired under finance leases [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	16,997	14,586
Depreciation charge for the year	4,883	4,849
Reclassification on exercise of purchase option	(4,757)	(2,141)
Disposals	(112)	(347)
Provision for impairment losses		50
Ending balance	17,011	16,997	14,586
Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,548
Ending balance	10,228	8,548
Other property, plant and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	19,570	18,970
Acquisitions through business combinations (Note 24(iv))	1,136
Additions	1,635	1,148
Transfer from construction in progress	317	203
Disposals		(751)
Deemed disposal of a subsidiary	(752)
Ending balance	21,906	19,570	18,970
Other property, plant and equipment [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,022	10,600
Depreciation charge for the year	1,280	1,159
Disposals	(623)	(736)
Impairment losses written off on disposal	(1)	(1)
Ending balance	11,678	11,022	10,600
Machinery, equipment and vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,096
Ending balance	2,193	2,096
Machinery, equipment and vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,200	6,109
Acquisitions through business combinations (Note 24(iv))	94	2
Additions	569	453
Transfer from construction in progress	77	143
Disposals		(466)
Deemed disposal of a subsidiary	(311)	(41)
Ending balance	6,629	6,200	6,109
Machinery, equipment and vehicles [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,104	4,013
Depreciation charge for the year	598	556
Disposals	(266)	(426)
Deemed disposal of a subsidiary		(39)
Ending balance	¥ 4,436	¥ 4,104	¥ 4,013